Overview	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Overview
Note 1—Overview
We are a diversified energy company based in Houston, Texas. Currently, we operate in four segments: (i) refining and distribution, (ii) retail, (iii) natural gas and oil production, and (iv) commodity marketing and logistics.
Our refining and distribution segment consists of a refinery in Kapolei, Hawaii, refined products terminals, pipelines, a single-point mooring and trucking operations. The refinery produces ultra-low sulfur diesel, gasoline, jet fuel, marine fuel, and other associated refined products primarily for consumption in Hawaii.
Our retail segment consists of retail outlets which sell gasoline, diesel, and retail merchandise throughout Hawaii. Our retail network includes Tesoro-branded retail sites, company-operated convenience stores, and other sites operated by third parties.
The refining and distribution and retail operations were established through the acquisition of Hawaii Independent Energy, LLC ("HIE") on September 25, 2013.
Our natural gas and oil production segment consists of natural gas and oil assets that are non-operated and are concentrated in our 33.34% ownership of Piceance Energy, LLC ("Piceance Energy"), a joint venture entity operated by Laramie Energy II, LLC ("Laramie") and focused on producing natural gas in Garfield and Mesa Counties, Colorado. In addition, we own non-operated interests in Colorado and offshore California, and an overriding royalty interest in New Mexico. Our interests are heavily weighted towards natural gas and natural gas liquids.
Our commodity marketing and logistics segment focuses on sourcing, marketing, transporting, and distributing crude oil and refined products. Our logistics capability consists of historical pipeline shipping status, a railcar fleet, and expertise in contracted chartering of tows and barges, with the capability of moving crude oil from landlocked locations in the Western U.S. and Canada to the refining hubs in the Midwest, Gulf Coast, and East Coast regions of the U.S.
As a result of the HIE acquisition, our results of operations for any period after September 30, 2013 will not be comparable to any prior period. We anticipate our results of operations, capital and liquidity position, and the overall success of our business will depend, in large part, on the results of our refining and distribution segment. The differences, or spread, between crude oil prices and the prices we receive for finished products (known as the “crack spread”), both of which are largely beyond our control, will be the primary driver of the refining and distribution segment results of operations and, therefore, of our profitability.